PENSION PLANS AND RETIREE BENEFITS (Summary of Amounts to be Amortized from AOCI in the Next Fiscal Year) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Past service costs	$ 0.1
Actuarial losses	0.5
Total amounts to be amortized in the next fiscal year from AOCI	0.6
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Past service costs	0.2
Actuarial losses
Total amounts to be amortized in the next fiscal year from AOCI	$ 0.2